Segment information - Reconcile (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Operating profit/(loss)	€ 1,688	€ 2,318	€ 2,158
Impairment and write-off of assets, net of reversals	(25)	(90)	(39)
Settlement of legal disputes	0	0	90
Gain on sale of fixed assets	168	7	66
Unallocated amounts
Segment information
Restructuring and associated charges	(356)	(177)	(263)
Amortization of acquired intangible assets	(352)	(411)	(391)
Costs associated with country exit	49	(98)	0
Impairment and write-off of assets, net of reversals	(25)	(97)	(45)
Settlement of legal disputes	0	0	80
Gain on sale of fixed assets	0	0	53
Other	(3)	(8)	(51)
Operating segments
Segment information
Operating profit/(loss)	€ 2,375	€ 3,109	€ 2,775